Summary of Significant Accounting Policies (Details)	12 Months Ended
Dec. 31, 2021 USD ($) shares
Summary of Significant Accounting Policies (Details) [Line Items]
Federal depository insurance	$ 250,000
Trust account held in marketable securities	$ 92,459,548
Private warrants shares (in Shares) | shares	479,000
Warrants issued shares (in Shares) | shares	450,000
Deferred offering costs	$ 3,246,381
Underwriting fee	1,575,000
Representative’s warrants	424,270
Fair value of representative’s shares	653,250
Other cash offering costs	$ 593,861
Common Shares subject to possible redemption (in Shares) | shares	9,000,000
Aggregate of ordinary shares outstanding (in Shares) | shares	6,137,400
Marketable Securities [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Trust account held in marketable securities	$ 92,459,548